CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non Controlling Interest	Total
Balance at Dec. 31, 2017	$ 10,655	$ 23,128	$ (53,734)	$ (6,914)	$ 123	$ (26,742)
Balance, shares at Dec. 31, 2017	21,000,000
Issuance of common stock	$ 2,241	329				2,570
Issuance of common stock, shares	4,100,000
Net income (loss)			(11,230)		(123)	(11,353)
Translation adjustment				669		669
Balance at Dec. 31, 2018	$ 12,896	23,457	(64,964)	(6,245)		(34,856)
Balance, shares at Dec. 31, 2018	25,100,000
Issuance of common stock	$ 5,224	1,474				6,698
Issuance of common stock, shares	10,333,333
Net income (loss)			(8,042)		15	(8,027)
Sale of AU10TIX Technologies B.V. preferred shares, series A-1, net		2,041			(1,614)	427
Translation adjustment				73		73
Balance at Dec. 31, 2019	$ 18,120	26,972	(73,006)	(6,172)	(1,599)	$ (35,685)
Balance, shares at Dec. 31, 2019	35,433,333					35,433,333
Issuance of common stock	$ 1,066	(266)				$ 800
Issuance of common stock, shares	2,000,000
Net income (loss)			4,403		74	4,477
Translation adjustment				(87)	10	(77)
Balance at Dec. 31, 2020	$ 19,186	$ 26,706	$ (68,603)	$ (6,259)	$ (1,515)	$ (30,485)
Balance, shares at Dec. 31, 2020	37,433,333					37,433,333